Voyage and Vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses - Voyage expenses (Table)

	Years ended December 31,
	2022	2023	2024
Voyage expenses
Port charges	$70,433	$64,446	$67,153
Bunkers	189,424	170,731	169,632
Commissions – third parties	14,516	9,253	12,303
Commissions – related parties (Note 3)	4,140	4,140	4,140
Miscellaneous	8,021	5,273	12,997
Total voyage expenses	$286,534	$253,843	$266,225

Voyage and Vessel operating expenses - Vessel operating expenses (Table)

Vessel operating expenses
Crew wages and related costs	$133,769	$124,769	$155,461
Insurances	18,753	18,601	20,109
Maintenance, repairs, spares and stores	51,210	53,378	66,676
Lubricants	14,625	15,091	16,313
Tonnage taxes (Note 14)	3,838	4,299	4,367
Pre-delivery and Pre-joining expenses	174	360	4,491
Miscellaneous	6,247	4,829	7,574
Total vessel operating expenses	$228,616	$221,327	$274,991